UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1144

The Finance Company of Pennsylvania

(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 351- 4778

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – September 30, 2015

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

September 30, 2015

SHORT TERM SECURITIES - 2.22%

Number of Shares		Identified Cost	Fair Value (Note 1)
51,120	Invesco Short Term Investment Trust - Treasury 0.01%†	51,120	51,120
1,055,170	Fidelity Institutional Money Market 0.08%†	1,055,170	1,055,170

	Total	$1,106,290	$1,106,290

BONDS - 12.20%
Principal
Amount
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.10%
17,950	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	20,122	17,994
141,981	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	144,351	148,572
112,304	U.S. Federal Home Loan Mortgage 3.5% due 9/1/2026	118,150	118,904
132,428	U.S. Federal National Mortgage Association 3.5% due 2/1/2027	141,841	140,716
68,383	Government National Mortgage Association II 5.5% due 1/20/2036	79,265	77,040
25,558	Government National Mortgage Association 5% due 5/15/2039	29,938	28,325
15,029	Government National Mortgage Association 6% due 4/15/2036	20,358	17,212

		554,025	548,763

	MUNICIPAL & CORPORATE BONDS - 11.10%
100,000	Alameda Corridor CA 6.5% due 10/01/2019	108,350	108,083
70,176	Alt Bldg Concepts 4.16% due 12/20/2032	70,800	68,294
145,000	Apache Corp. 3.25% due 4/15/2022	147,829	141,169
155,000	Automatic Data Processing 3.375% due 9/15/2025	154,832	157,415
155,000	Biogen Inc. 2.90% due 9/15/2020	154,679	156,569
200,000	California St Build America 6.65% due 3/1/2022	236,845	243,550
150,000	California Statewide 4.375% due 1/1/2023	150,000	161,731
100,000	Cerritos CA Cmnty 2.971% due 8/1/2022	100,000	102,565
30,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	32,679	34,695
185,000	Ensco Plc 4.5% due 10/01/2024	178,730	136,667
175,000	Evergreen Park IL 5% due 12/1/2030	174,069	175,126
125,000	Florida St Hurricane Catastrophe 2.995% due 7/1/2020	121,118	127,866
125,000	General Electric Co. 5.25% due 12/6/2017	134,939	135,428
175,000	Glendale CA Hlth Facs Revenue Insd 5.60% due 11/15/2025	201,802	210,035

200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020	196,127	223,096
35,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	35,604	37,362
190,000	Honolulu City Cnty 3.368% due 7/1/2025	190,000	196,031
135,000	Illinois St Build 5.563% due 2/1/2021	145,632	141,940
100,000	Illinois St Sales Tax Taxable Building 3.081% due 6/15/2023	100,000	100,072

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

September 30, 2015

BONDS - Concluded

Principal Amount		Identified Cost	Fair Value (Note 1)
140,000	JP Morgan Chase Mtn 3.875% due 2/1/2024	141,897	144,542
65,000	Louisiana Hsg Fin Agy 4.75% due 6/1/2027	67,638	69,722
200,000	Loyola University of Chicago 3.199% due 7/1/2022	200,000	199,264
160,000	Macon Bibb Cnty GA 6% due 8/01/2024	170,551	170,754
80,000	Maryland ST Health 5.0% due 7/01/2027	93,336	95,526
105,000	Massachusetts St. Housing 5.962% due 6/1/2017	105,000	108,758
150,000	Minneapolis St. Paul MN Metarpts 2.755% due 1/1/2020	150,000	154,036
65,000	Montana State Board of Housing 5% due 12/1/2027	67,289	68,691
10,000	NJ Economic Dev. Authority 5.178% due 11/1/2015,	10,000	10,030
50,000	New Jersey State Health Care Facs 4.75% due 7/1/2025,	53,847	58,481
105,000	New Mexico Mortgage Finance Authority 5.35% due 3/1/2030	107,698	111,977
225,000	New York NY Build America Bonds 5.487% due 12/1/2022	260,389	264,069
150,000	New York St Dorm Authority Revenues 3.292% due 12/1/2021	150,000	156,668
200,000	Ohio St Water Dev Authority 4.879% due 12/1/2034	200,000	225,640
75,000	Oklahoma Hsg Fin Agy 4.5% due 9/1/2024	77,939	78,177
75,000	Philadelphia PA Authority for Indl Dev 3.964% due 4/15/2026	76,646	74,993
170,000	Philips 66 4.3% due 4/1/2022	179,500	178,129
150,000	Salt Lake City Utah 4.611% due 4/1/2023	150,000	168,161
100,000	Salt Lake Cnty UT Hosp 5.4% due 2/15/2028	105,571	115,862
150,000	University North Carolina 2.535% due 12/1/2022	150,000	149,007
75,000	Virginia St Resrcs Authority 4.753% due 11/1/31	82,855	77,406
190,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	190,000	202,719

		5,424,191	5,540,306

	Total Bonds	$5,978,216	$6,089,069

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

September 30, 2015

COMMON STOCKS & MUTUAL FUNDS - 85.32%

Number of Shares		Identified Cost	Fair Value (Note 1)
ENERGY - 14.73%
7,500	Devon Energy Corp.	$434,776	$278,175
95,124	Exxon Mobil Corp.	125,543	7,072,469

	Total	560,319	7,350,644

FINANCIAL SERVICES - 25.56%
5,200	American Express Co.	192,972	385,476
8,000	Berkshire Hathaway B*	352,582	1,043,200
17,900	Fidelity National Financial Inc.	672,852	634,913
80,085	PNC Financial Services Group Inc.	48,397	7,143,582
14,500	Marsh & McLennan Companies Inc.	192,817	757,190
26,600	Progressive Corp.	797,923	815,024
7,700	Renaissance RE Holdings LTD	813,271	818,664
12,000	State Street Corp.	88,500	806,520
18,900	Western Union Co.	413,339	347,004

	Total	3,572,653	12,751,573

TECHNOLOGY - 2.46%
2,500	Int’l Business Machines Corp.	59,809	362,425
8,900	Qualcomm	624,023	478,197
36,700	Rovi Corp.*	671,560	384,983

	Total	1,355,392	1,225,605

CONSUMER DISCRETIONARY - 8.57%
14,200	Carnival Corp.	558,189	705,740
24,600	Gildan Activewear Inc.	829,252	741,936
7,000	Kohl’s Corp.	380,331	324,170
2,700	McDonalds Corp.	36,691	266,031
9,400	Omnicom Group Inc.	731,719	619,460
16,000	Twenty-First Century Fox (non voting)	592,235	431,680
6,900	WalMart Stores Inc.	340,802	447,396
38,500	Winnebago Inds Inc.	931,763	737,275

	Total	4,400,982	4,273,688

CONSUMER STAPLES - 4.76%
22,000	Coca Cola Co.	9,597	882,640
4,000	Colgate Palmolive Co.	110,117	253,840
4,000	Diageo PLC Sponsored ADR	471,721	431,160
6,600	Procter & Gamble Company	591,960	474,804
8,200	Unilever PLC SPSD ADR	368,881	334,396

	Total	1,552,276	2,376,840

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS

September 30, 2015

Number of Shares		Identified Cost	Fair Value (Note 1)
PRODUCER DURABLES - 8.60%
2,900	3M Company	477,009	411,133
13,200	Crown Holdings Inc.	734,575	603,900
12,900	Donaldson Co Inc.	473,809	362,232
8,600	Eaton Corporation Plc	582,982	441,180
7,500	Emerson Electric Co.	57,084	331,275
22,100	General Electric Co.	423,606	557,362
3,700	Graco Inc.	251,667	248,011
5,600	Parker Hannifan Corp.	680,576	544,880
8,000	United Parcel Service Class B	709,157	789,520

	Total	4,390,465	4,289,493

MATERIALS & PROCESSING - 4.46%
18,000	Dow Chemical Co.	116,338	763,200
11,600	Reliance Steel & Aluminum Co.	760,890	626,516
24,300	Schweitzer Mauduit	1,050,418	835,434

	Total	1,927,646	2,225,150

HEALTHCARE - 5.98%
3,500	Becton Dickinson & Co.	205,498	464,310
4,900	Cardinal Health Inc.	438,860	376,418
9,600	Johnson and Johnson	52,842	896,160
6,600	Laboratory Corp. of America *	834,918	715,902
10,700	Merck & Co. Inc.	114,053	528,473

	Total	1,646,171	2,981,263

UTILITIES - 0.44%
5,000	Verizon Communications Inc.	37,808	217,550

INTERNATIONAL - 9.76%
87,258	Dreyfus International Stock I	1,204,159	1,214,630
40,818	Harbor International Funds	1,865,000	2,472,325
30,707	Oakmark International Fund I	601,865	655,296
25,929	Seafarer Overseas Gr and Income	300,000	268,107
29,499	Touchstone Sands Cptl Emerg Mkts	300,000	259,292

	Total	4,271,024	4,869,650

	Total Common Stocks & Mutual Funds	23,714,736	42,561,456

	Total Investments - 99.74%	$30,799,242	$49,756,815

	Other assets in excess of liabilities - .26%		130,153

	NET ASSETS - 100%		$49,886,968

*	Non-income producing.
†-	Variable rate security, rate disclosed is as of 9/30/15

ADR - American depository receipt

A: Portfolio Valuation: Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered inapplicable, the Company determines a fair value in good faith in accordance with these procedures.

B. Various inputs may be used to determine the value of the Company’s investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Company’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total Value
Assets
Investments in securities
Common stock	$37,691,806	$—	$—	$37,691,806
U.S. government and agency obligations	—	548,763	—	548,763
Municipal and corporate bonds	—	5,540,306	—	5,540,306
Mutual funds	4,869,650	—	—	4,869,650
Short-term investments	1,106,290	—	—	1,106,290

Total	$43,667,746	$6,089,069	$—	$49,756,815

As of September 30, 2015 the Company did not have any written covered calls.

The Company’s policy is to disclose transfers between levels at the reporting period end. For the three months ended September 30, 2015 there were no transfers between Levels.

A roll forward of fair value investments using significant unobservable inputs (Level 3) at September 30, 2015 was as follows:

Common Stock
Beginning Balance, 1/1/2015	$2,438,435
Purchases	—
Sales	—
Redemption in Kind	(2,475,573)
Total Unrealized Appreciation	37,138

Ending Balance, 9/30/2015	$—

As part of a mutual divestiture of each other’s shares, on August 7, 2015, the Company received a request from the Pennsylvania Warehousing and Safe Deposit Company (“PAWH”) to redeem their 2,087 shares of the Company, which equaled $2,777,905.52 as of such date. In satisfaction of PAWH’s redemption request, the Company distributed to PAWH (i) all of the shares of PAWH owned by the Company (732 shares); (ii) shares of securities held in the Company’s portfolio; and (iii) cash (the “Transaction”). As part of the Transaction, the Company’s shares and the securities held in the Company’s portfolio used to satisfy the PAWH redemption were valued in accordance with the valuation procedures described in the Company’s registration statement. The Transaction is consistent with the Company’s redemption policies as stated in its registration statement, and the Company has a long history of meeting shareholder redemptions with the distribution of securities held in the Company’s portfolio. In addition, the Company has received a legal opinion in connection with the Transaction that states that the Transaction is not expected to result in a capital gain transaction to the Company, which results in no distribution of taxable capital gains to the Company’s shareholders. Further, the Company has received a “fairness opinion” in connection with the Transaction that concludes that (i) the valuation methodology employed by the Company is a reasonable way to ascertain the fair value of the Company’s holdings of PAWH’s shares; and (ii) the Transaction is fair, from a financial point of view, to the Company and its non-redeeming shareholders.

C. At September 30, 2015, the cost of investment securities for tax purposes was $30,858,766. Net unrealized appreciation of investment securities for tax purposes was $18,898,049, consisting of unrealized gains of $21,722,157 on securities that had risen in value since their purchase and $2,824,108 in unrealized losses on securities that had fallen in value since their purchase. The difference between the book basis and the tax basis of net unrealized appreciation/(depreciation) is attributed to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Secretary-Treasurer, Herbert S. Riband, Jr., have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) during Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a), are attached.